Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
God Bless America ETF
Shareholder Report [Line Items]
Fund Name	God Bless America ETF
Class Name	God Bless America ETF
Trading Symbol	YALL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by writing the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by writing the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 434-4080
Additional Information Website	www.godblessamericaetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
God Bless America ETF	$33	0.65%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65% [1]
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during and after the reporting period.
Net Assets	$ 102,075
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 320,953
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026 )
Fund Size (Thousands)	$102,075
Number of Holdings	41
Total Advisory Fee	$320,953
Portfolio Turnover Rate	6%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026 )

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	6.3
Tesla, Inc.	6.3
Broadcom, Inc.	5.7
HCA Healthcare, Inc.	5.2
Costco Wholesale Corp.	4.8
Electronic Arts, Inc.	4.8
Boeing Co.	4.7
Charles Schwab Corp.	4.3
Charter Communications, Inc. - Class A	4.1
Regions Financial Corp.	4.1

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.